Note 22 - Segmented Information (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Exploration and evaluation assets [member] | Idaho, USA [member]
Statement Line Items [Line Items]
Other non-current assets	$ 93,200	$ 85,634	$ 87,765